Commitments and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 14. Commitments and Contingencies

Lease commitment

The Company has two short-term office leases for operation with expiry dates of July 2026 and August 2026 , the total future minimum lease payment was $59,950 for the fiscal year ended September 30, 2026.

Capital commitment

As of September 30, 2025, the Company has $100,000 capital commitment for game development which was paid in November 2025.

Contingencies

To the Company’s knowledge, there are no claims, lawsuits, investigations and proceedings, including unasserted claims against the Company that reasonably could have a material effect on the Company’s financial position, results, or cash flow.